Quarterly Holdings Report
for
Fidelity® Small Cap Discovery Fund
January 31, 2026
SMR-NPRT3-0426
1.813037.121
Common Stocks - 99.2%
	Shares	Value ($)
BAILIWICK OF GUERNSEY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Super Group SGHC Ltd (b)	339,800	3,217,906
BRAZIL - 0.3%
Financials - 0.3%
Financial Services - 0.3%
StoneCo Ltd Class A (a)	354,600	5,723,244
CANADA - 0.2%
Industrials - 0.0%
Electrical Equipment - 0.0%
Electrovaya Inc (United States) (a)	82,127	889,435
Utilities - 0.2%
Gas Utilities - 0.2%
Brookfield Infrastructure Corp (United States)	51,363	2,457,720
TOTAL CANADA		3,347,155
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Patria Investments Ltd Class A	376,820	5,505,340
PUERTO RICO - 1.3%
Financials - 1.3%
Financial Services - 1.3%
EVERTEC Inc	937,013	28,119,760
THAILAND - 2.1%
Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 2.1%
Fabrinet (a)	93,400	45,713,696
UNITED STATES - 95.0%
Communication Services - 0.5%
Media - 0.5%
EchoStar Corp Class A (a)	97,800	11,072,916
Consumer Discretionary - 12.7%
Distributors - 0.8%
GigaCloud Technology Inc Class A (a)	418,645	16,716,495
Diversified Consumer Services - 5.1%
Adtalem Global Education Inc (a)	158,697	16,433,074
Carriage Services Inc	383,269	16,446,073
Grand Canyon Education Inc (a)	44,362	7,711,890
Laureate Education Inc (a)	1,746,999	59,922,066
Stride Inc (a)(b)	142,200	12,030,120
		112,543,223
Hotels, Restaurants & Leisure - 0.9%
Cheesecake Factory Inc/The (b)	351,600	20,378,736
Household Durables - 1.3%
KB Home	198,600	11,427,444
Tri Pointe Homes Inc (a)	533,100	17,778,885
		29,206,329
Specialty Retail - 4.2%
Academy Sports & Outdoors Inc (b)	890,396	48,980,684
Caleres Inc	404,600	4,944,212
Lithia Motors Inc Class A	43,900	14,199,016
Signet Jewelers Ltd	122,700	11,321,529
Urban Outfitters Inc (a)	193,400	13,702,390
		93,147,831
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc (a)	54,056	4,536,380
Oxford Industries Inc (b)	79,200	2,918,520
Steven Madden Ltd	52,730	2,313,792
		9,768,692
TOTAL CONSUMER DISCRETIONARY		281,761,306
Consumer Staples - 1.1%
Beverages - 0.4%
Primo Brands Corp Class A	524,112	9,926,681
Consumer Staples Distribution & Retail - 0.6%
Grocery Outlet Holding Corp (a)(b)	1,194,365	11,382,299
Village Super Market Inc Class A	21,200	755,992
		12,138,291
Food Products - 0.1%
Simply Good Foods Co/The (a)	149,200	2,800,484
TOTAL CONSUMER STAPLES		24,865,456
Energy - 3.5%
Energy Equipment & Services - 1.2%
Cactus Inc Class A	152,359	8,567,147
Flowco Holdings Inc Class A	460,300	9,620,270
Solaris Energy Infrastructure Inc Class A (b)	131,200	7,240,928
WaterBridge Infrastructure LLC Class A	23,200	509,008
		25,937,353
Oil, Gas & Consumable Fuels - 2.3%
Chord Energy Corp	186,300	18,674,712
Gulfport Energy Corp (a)	12,800	2,613,376
Ovintiv Inc	687,100	29,868,237
		51,156,325
TOTAL ENERGY		77,093,678
Financials - 15.4%
Banks - 6.4%
Axos Financial Inc (a)	140,400	13,898,196
Eastern Bankshares Inc	178,551	3,657,617
FNB Corp/PA	455,478	7,993,639
Hancock Whitney Corp	164,600	11,324,480
Hanmi Financial Corp	139,150	3,697,216
Old National Bancorp/IN	2,634,600	64,363,278
Pathward Financial Inc	43,300	3,909,557
UMB Financial Corp	96,430	12,260,110
Webster Financial Corp	310,273	20,406,655
		141,510,748
Capital Markets - 0.7%
Victory Capital Holdings Inc Class A	33,700	2,376,860
WisdomTree Inc (b)	800,300	12,964,860
		15,341,720
Consumer Finance - 2.8%
EZCORP Inc Class A (a)(b)	671,707	14,408,115
FirstCash Holdings Inc	135,947	23,178,964
SLM Corp	924,200	25,092,030
		62,679,109
Financial Services - 1.8%
Voya Financial Inc	293,600	22,507,376
WEX Inc (a)	116,850	17,983,215
		40,490,591
Insurance - 3.7%
Baldwin Insurance Group Inc/The Class A (a)	602,383	13,204,235
First American Financial Corp	280,972	17,751,811
Primerica Inc	43,205	11,364,643
Reinsurance Group of America Inc	88,700	17,983,925
Selective Insurance Group Inc	248,963	20,932,810
		81,237,424
TOTAL FINANCIALS		341,259,592
Health Care - 13.5%
Biotechnology - 3.6%
Annexon Inc (a)	420,400	2,623,296
Apogee Therapeutics Inc (a)	3,400	222,734
Celldex Therapeutics Inc (a)	408,384	10,046,246
CG oncology Inc (a)	128,600	6,693,630
Cogent Biosciences Inc (a)	130,069	4,670,778
Cytokinetics Inc (a)(b)	124,500	7,867,155
Day One Biopharmaceuticals Inc (a)	218,000	2,432,880
Disc Medicine Inc (a)	35,100	2,713,932
Janux Therapeutics Inc (a)	31,600	433,236
Kiniksa Pharmaceuticals International Plc Class A (a)	22,200	975,024
Nurix Therapeutics Inc (a)	171,800	2,838,136
Olema Pharmaceuticals Inc (a)	210,800	5,421,776
Praxis Precision Medicines Inc (a)	17,200	5,400,800
Soleno Therapeutics Inc (a)	105,775	4,078,684
Travere Therapeutics Inc (a)	195,300	6,071,877
Upstream Bio Inc (a)	75,300	2,340,324
Vaxcyte Inc (a)	237,500	12,722,875
Viridian Therapeutics Inc (a)	77,000	2,541,000
Zenas Biopharma Inc (a)	7,000	128,590
		80,222,973
Health Care Equipment & Supplies - 2.7%
Haemonetics Corp (a)	228,201	15,211,879
Lantheus Holdings Inc (a)	680,982	45,571,315
		60,783,194
Health Care Providers & Services - 4.3%
Addus HomeCare Corp (a)	81,300	8,412,924
BrightSpring Health Services Inc (a)	473,032	18,575,967
Ensign Group Inc/The	67,776	11,634,428
Option Care Health Inc (a)	669,793	22,772,963
PACS Group Inc (a)	364,000	12,288,640
Park Dental Partners Inc (b)	2,800	45,668
Pennant Group Inc/The (a)	305,374	8,434,430
Progyny Inc (a)	557,620	13,310,389
		95,475,409
Life Sciences Tools & Services - 1.9%
ICON PLC (a)	233,800	42,142,450
Pharmaceuticals - 1.0%
Amylyx Pharmaceuticals Inc (a)	172,077	2,458,980
Elanco Animal Health Inc (a)	510,181	12,285,158
Enliven Therapeutics Inc (a)	4,200	111,090
Phibro Animal Health Corp Class A	159,071	6,386,701
		21,241,929
TOTAL HEALTH CARE		299,865,955
Industrials - 28.7%
Aerospace & Defense - 1.5%
V2X Inc (a)	471,628	32,462,155
Building Products - 1.7%
AZZ Inc	22,302	2,771,916
Gibraltar Industries Inc (a)	336,688	17,258,627
Tecnoglass Inc	337,886	16,526,004
		36,556,547
Commercial Services & Supplies - 4.1%
Brady Corp Class A	610,201	52,764,080
Brink's Co/The	307,297	39,039,011
		91,803,091
Construction & Engineering - 3.0%
Cardinal Infrastructure Group Inc Class A	150,744	3,797,241
Granite Construction Inc	159,100	19,209,734
IES Holdings Inc (a)(b)	115,315	43,853,142
		66,860,117
Electrical Equipment - 0.9%
Nextpower Inc Class A (a)	170,370	19,948,623
Ground Transportation - 0.5%
ArcBest Corp	93,869	8,468,861
Proficient Auto Logistics Inc (a)	102,616	1,034,369
Universal Logistics Holdings Inc	43,701	699,653
		10,202,883
Machinery - 2.7%
Blue Bird Corp (a)	63,651	3,202,282
Energy Recovery Inc (a)	77,000	1,123,430
Enpro Inc	34,700	8,285,666
Hillman Solutions Corp (a)	839,869	7,869,573
JBT Marel Corp	65,300	10,272,343
Miller Industries Inc/TN	13,200	540,803
Mueller Industries Inc	105,762	14,398,439
Mueller Water Products Inc Class A1	190,996	5,170,262
REV Group Inc	146,021	9,330,742
		60,193,540
Professional Services - 11.6%
Cbiz Inc (a)(b)	944,797	37,177,762
CRA International Inc	7,000	1,322,579
ExlService Holdings Inc (a)	659,700	25,827,255
Genpact Ltd	2,249,257	99,192,234
ICF International Inc	54,852	5,114,949
KBR Inc	880,325	37,686,713
Maximus Inc	546,608	51,621,660
		257,943,152
Trading Companies & Distributors - 2.7%
Core & Main Inc Class A (a)	282,400	15,068,864
DXP Enterprises Inc/TX (a)	285,047	37,070,363
Rush Enterprises Inc Class A	111,596	7,163,347
		59,302,574
TOTAL INDUSTRIALS		635,272,682
Information Technology - 12.9%
Electronic Equipment, Instruments & Components - 7.1%
Bel Fuse Inc Class B	16,182	3,255,657
Belden Inc	151,042	17,748,945
ePlus Inc	72,101	6,186,987
Insight Enterprises Inc (a)	470,194	39,505,700
Itron Inc (a)	36,300	3,596,604
Sanmina Corp (a)	429,609	60,867,003
TD SYNNEX Corp	38,500	6,108,795
TTM Technologies Inc (a)	189,500	18,608,900
		155,878,591
IT Services - 2.0%
Kyndryl Holdings Inc (a)	1,894,434	43,571,982
Semiconductors & Semiconductor Equipment - 2.0%
Diodes Inc (a)	309,098	18,295,511
MKS Inc	43,772	10,304,367
Penguin Solutions Inc (a)	648,519	12,458,050
Veeco Instruments Inc (a)	130,800	4,084,883
		45,142,811
Software - 1.8%
ACI Worldwide Inc (a)	246,608	10,692,923
Bitdeer Technologies Group Class A (a)(b)	189,400	2,469,776
Intapp Inc (a)	53,267	1,808,415
PAR Technology Corp (a)	47,000	1,231,870
Riot Platforms Inc (a)	416,300	6,440,161
SPS Commerce Inc (a)	43,051	3,842,732
Varonis Systems Inc (a)	90,300	2,694,552
Weave Communications Inc (a)	1,097,698	7,135,037
Workiva Inc Class A (a)	58,700	4,521,074
		40,836,540
TOTAL INFORMATION TECHNOLOGY		285,429,924
Materials - 5.2%
Chemicals - 2.4%
Element Solutions Inc	261,400	7,606,740
HB Fuller Co	90,400	5,433,040
Minerals Technologies Inc	487,500	32,058,000
Perimeter Solutions Inc (a)	276,775	7,237,666
		52,335,446
Construction Materials - 0.9%
Eagle Materials Inc	93,800	19,117,378
Containers & Packaging - 0.7%
Silgan Holdings Inc	390,600	16,854,390
Metals & Mining - 1.2%
Coeur Mining Inc (a)	1,088,200	22,242,808
Constellium SE (a)	215,212	4,835,814
		27,078,622
TOTAL MATERIALS		115,385,836
Real Estate - 0.7%
Real Estate Management & Development - 0.6%
Compass Inc Class A (a)	1,009,000	12,632,680
Specialized REITs - 0.1%
Outfront Media Inc	88,691	2,156,965
TOTAL REAL ESTATE		14,789,645
Utilities - 0.8%
Gas Utilities - 0.8%
UGI Corp	422,344	16,940,218
TOTAL UNITED STATES		2,103,737,208
TOTAL COMMON STOCKS (Cost $1,942,497,360)		2,195,364,309

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	26,913,268	26,918,650
Fidelity Securities Lending Cash Central Fund (c)(d)	3.70	64,430,018	64,436,461
TOTAL MONEY MARKET FUNDS (Cost $91,355,111)			91,355,111

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $2,033,852,471)	2,286,719,420
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(72,030,639)
NET ASSETS - 100.0%	2,214,688,781

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $22,903,278.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	93,271,874	591,064,178	657,416,162	2,183,700	(1,240)	-	26,918,650	26,913,268	0.0%
Fidelity Securities Lending Cash Central Fund	60,632,698	335,203,251	331,398,911	88,703	(577)	-	64,436,461	64,430,018	0.2%
Total	153,904,572	926,267,429	988,815,073	2,272,403	(1,817)	-	91,355,111

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.